12. SHARE CAPITAL: Schedule of Warrants (Details)	12 Months Ended
Dec. 31, 2024 shares
Warrant #1
Warrants outstanding, Issue Date	Sep. 19, 2020
Warrants outstanding, Name	Various
Warrants outstanding, Reason for Issuance	Subscription, OSE listing
Number	22,056
Warrant #2
Warrants outstanding, Issue Date	Feb. 15, 2022
Warrants outstanding, Name	Propal Investments, LLC
Warrants outstanding, Reason for Issuance	Debt issuance 2022
Number	41,666
Warrant #3
Warrants outstanding, Issue Date	Jul. 23, 2024
Warrants outstanding, Name	Star Financial Corporation
Warrants outstanding, Reason for Issuance	July 2024 purchase agreement
Number	49,088
Warrant #4
Warrants outstanding, Issue Date	Jul. 23, 2024
Warrants outstanding, Name	GG Mars Capital, Inc.
Warrants outstanding, Reason for Issuance	July 2024 purchase agreement
Number	55,396
Warrant #5
Warrants outstanding, Issue Date	Jul. 23, 2024
Warrants outstanding, Name	Jacob D Sherman
Warrants outstanding, Reason for Issuance	July 2024 purchase agreement
Number	9,728
Warrant #6
Warrants outstanding, Issue Date	Jul. 23, 2024
Warrants outstanding, Name	Nancy Cowden
Warrants outstanding, Reason for Issuance	July 2024 purchase agreement
Number	116,732
Warrant #7
Warrants outstanding, Issue Date	Jul. 23, 2024
Warrants outstanding, Name	Lone Stella
Warrants outstanding, Reason for Issuance	July 2024 purchase agreement
Number	60,885
Warrant #8
Warrants outstanding, Issue Date	Oct. 09, 2024
Warrants outstanding, Name	GG Mars Capital, Inc.
Warrants outstanding, Reason for Issuance	Oct 2024 debt orig fees
Number	500,000
Warrant #9
Warrants outstanding, Issue Date	Oct. 09, 2024
Warrants outstanding, Name	Star Financial Corporation
Warrants outstanding, Reason for Issuance	Oct 2024 debt orig fees
Number	500,000
Warrant #10
Warrants outstanding, Issue Date	Oct. 09, 2024
Warrants outstanding, Name	Jennings Family Investments
Warrants outstanding, Reason for Issuance	Oct 2024 debt orig fees
Number	500,000
Warrant #11
Warrants outstanding, Issue Date	Oct. 09, 2024
Warrants outstanding, Name	Lone Stella
Warrants outstanding, Reason for Issuance	Oct 2024 debt orig fees
Number	500,000
Warrant #12
Warrants outstanding, Issue Date	Oct. 09, 2024
Warrants outstanding, Name	Nancy Cowden
Warrants outstanding, Reason for Issuance	Oct 2024 debt orig fees
Number	600,000
Warrants outstanding, Name	Total warrants
Number	2,995,551